AMERICAN STOCK EXCHANGE
Equities Options ETFs

03028309

1-12865

American Stock Exchange
86 Trinity Place
New York, NY 10006

Cert Amx

RECD S.E.C.
AUG 11 2003
081

August 11, 2003

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

PROCESSED
AUG 14 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

This is to certify that on August 11, 2003, the American Stock Exchange, Inc. (the "Exchange") received from FiberMark, Inc. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following security:

Common Stock, par value $.001 per share

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Director
Listing Qualifications Department

cc: Herbert Scholl